Qualitative and quantitative Information of Financial Risks - Summary of Hedging Contracts (Details) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities, Carrying amount	€ 470,874	€ 434,605
Hedging Instruments | Non-current financial assets | Interest rate swap contract [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contract notional	107,453
Financial assets, Carrying amount	340
Hedging Instruments | Current financial assets | Interest rate swap contract [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contract notional	19,447
Financial assets, Carrying amount	158	711
Hedging Instruments | Non-current financial liabilities | Interest rate swap contract [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contract notional	98,958
Financial liabilities, Carrying amount	(208)	(642)
Hedging Instruments | Current financial liabilities | Interest rate swap contract [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contract notional	28,542
Financial liabilities, Carrying amount	€ (592)	€ (348)